JULY 13, 2007

                          TOUCHSTONE FUNDS GROUP TRUST

                    TOUCHSTONE CLOVER CORE FIXED INCOME FUND
                  TOUCHSTONE HLAM LARGE CAP QUALITY STOCK FUND
                      TOUCHSTONE PITCAIRN SELECT VALUE FUND
                      TOUCHSTONE PITCAIRN TAXABLE BOND FUND

               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2007

         NOTICE OF CLOSING OF THE TOUCHSTONE PITCAIRN SELECT VALUE FUND

Effective immediately, the Pitcairn Select Value Fund has closed operations. Shares of the Fund are not available for purchase.



              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.